Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2025	2024	2023
	$m	$m	$m
Cash at bank and in hand	1,332	1,215	1,325
Short-term deposits	4,379	4,273	4,515
Cash and cash equivalents	5,711	5,488	5,840
Unsecured bank overdrafts	(13)	(59)	(203)
Cash and cash equivalents in the Consolidated Statement of Cash Flows	5,698	5,429	5,637

Schedule of non-cash and other movements within operating activities

	2025	2024	2023
	$m	$m	$m
Share-based payments charge for the period (Note 29)	719	660	579
Settlement of share plan awards	(353)	(618)	(650)
Pension contributions	(186)	(166)	(188)
Pension charges recorded in Operating profit	65	86	55
Long-term provision charges recorded in Operating profit	203	106	460
Loss/(gain) on disposal of Property, plant and equipment	13	4	(41)
Update to the contractual relationships for Beyfortus	–	–	(729)
Foreign exchange and other[1]	201	(193)	128
Total operating activities non-cash and other movements	662	(121)	(386)

1	Foreign exchange and other includes, among other items, the foreign exchange of inter-company transactions, including dividends, across Group entities and the related impact from hedging those transactions.